[LOGO]USAA(R)

                   USAA INTERNATIONAL Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                 WITH THIS CHANGE IN EQUITY FUND
                 MANAGEMENT, COUPLED WITH USAA'S
[PHOTO]         OUTSTANDING SERVICE FROM A TRUSTED
                 ADVISER, WE THINK YOU WILL BE
                 WELL SERVED FOR YOUR STRONG AND
                LONG-LASTING RELATIONSHIP WITH US.
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 USAA Investment Management Company (USAA) is committed to delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           1

FINANCIAL INFORMATION

   Distributions to Shareholders                                     9

   Independent Auditors' Report                                     10

   Portfolio of Investments                                         11

   Notes to Portfolio of Investments                                20

   Financial Statements                                             21

   Notes to Financial Statements                                    24

DIRECTORS' INFORMATION                                              35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA INTERNATIONAL FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of foreign companies.

----------------------------------------------------------------------------------------------
                                                              5/31/02             5/31/01
----------------------------------------------------------------------------------------------
 Net Assets                                               $382.5 Million      $419.2 Million
 Net Asset Value Per Share                                     $17.63             $18.23

----------------------------------------------------------------------------------------------
                               Average Annual Total Returns as of 5/31/02
----------------------------------------------------------------------------------------------
 1 YEAR                                   5 YEARS                                  10 YEARS
 -2.22%                                    1.23%                                     7.39%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                        [CHART]


                            CUMULATIVE PERFORMANCE COMPARISON
                            ---------------------------------

                                                     LIPPER INTERNATIONAL     LIPPER INTERNATIONAL
          USAA INTERNATIONAL     MSCI EAFE INDEX         FUNDS AVERAGE             FUNDS INDEX
          ------------------     ---------------     --------------------     --------------------
May-92        10,000.00             10,000.00              10,000.00               10,000.00
Jun-92         9,865.40              9,526.00               9,750.75                9,695.88
Jul-92         9,612.03              9,282.20               9,421.34                9,334.28
Aug-92         9,714.96              9,864.39               9,538.41                9,378.64
Sep-92         9,572.45              9,669.60               9,332.22                9,179.43
Oct-92         9,279.49              9,162.38               9,023.81                8,907.40
Nov-92         9,351.28              9,248.60               9,071.79                8,954.83
Dec-92         9,439.35              9,296.44               9,190.86                9,065.59
Jan-93         9,439.35              9,295.29               9,215.21                9,099.08
Feb-93         9,679.54              9,576.08               9,435.18                9,303.03
Mar-93        10,255.99             10,410.78               9,990.91                9,842.64
Apr-93        10,912.50             11,398.79              10,520.86               10,352.67
May-93        11,072.62             11,639.53              10,750.54               10,591.78
Jun-93        10,704.34             11,457.93              10,526.17               10,383.36
Jul-93        10,944.52             11,859.01              10,827.77               10,712.03
Aug-93        11,633.06             12,499.20              11,497.70               11,421.55
Sep-93        11,593.03             12,217.85              11,439.40               11,378.87
Oct-93        12,217.52             12,594.38              11,972.89               11,941.35
Nov-93        11,918.24             11,493.49              11,500.04               11,467.87
Dec-93        13,196.95             12,323.41              12,592.28               12,617.67
Jan-94        13,975.65             13,365.29              13,344.34               13,403.64
Feb-94        13,737.94             13,328.28              13,041.22               13,080.83
Mar-94        13,024.81             12,754.21              12,462.70               12,482.35
Apr-94        13,344.49             13,295.36              12,786.51               12,812.70
May-94        13,410.06             13,219.03              12,747.30               12,793.45
Jun-94        13,287.11             13,405.84              12,612.15               12,591.72
Jul-94        13,610.12             13,534.76              12,953.68               12,979.82
Aug-94        14,238.54             13,855.20              13,338.30               13,428.47
Sep-94        14,161.07             13,418.82              13,016.56               13,081.94
Oct-94        14,324.63             13,865.67              13,278.15               13,315.47
Nov-94        13,709.17             13,199.28              12,652.33               12,694.12
Dec-94        13,552.40             13,281.93              12,558.34               12,524.76
Jan-95        12,629.16             12,771.70              11,981.16               11,903.40
Feb-95        12,498.51             12,735.05              12,049.67               11,900.33
Mar-95        12,846.90             13,529.34              12,466.89               12,213.38
Apr-95        13,386.91             14,038.17              12,882.17               12,662.31
May-95        13,744.01             13,870.82              13,021.81               12,787.03
Jun-95        13,848.53             13,627.57              13,042.70               12,835.58
Jul-95        14,559.73             14,475.97              13,734.99               13,541.19
Aug-95        14,218.69             13,923.77              13,444.62               13,312.40
Sep-95        14,384.84             14,195.70              13,672.59               13,535.05
Oct-95        14,113.76             13,814.12              13,425.39               13,253.25
Nov-95        14,227.84             14,198.48              13,592.59               13,391.64
Dec-95        14,676.31             14,770.54              13,998.94               13,780.02
Jan-96        15,159.95             14,831.18              14,283.36               14,105.63
Feb-96        15,423.76             14,881.32              14,350.57               14,166.17
Mar-96        15,705.15             15,197.33              14,582.89               14,387.48
Apr-96        16,399.83             15,639.17              15,017.48               14,856.21
May-96        16,452.59             15,351.38              14,990.89               14,839.57
Jun-96        16,566.91             15,437.78              15,093.85               14,974.77
Jul-96        15,773.68             14,986.58              14,569.93               14,469.68
Aug-96        16,250.30             15,019.41              14,757.30               14,658.39
Sep-96        16,547.07             15,418.42              15,083.96               14,986.09
Oct-96        16,484.12             15,260.64              15,040.29               14,926.57
Nov-96        17,364.57             15,867.83              15,729.40               15,628.70
Dec-96        17,486.10             15,663.71              15,805.13               15,768.24
Jan-97        18,043.10             15,115.52              15,727.42               15,788.58
Feb-97        18,134.41             15,362.75              15,965.31               16,073.59
Mar-97        18,161.81             15,418.38              15,998.03               16,158.75
Apr-97        18,280.51             15,500.19              16,041.63               16,229.08
May-97        19,202.76             16,508.85              16,984.33               17,144.16
Jun-97        20,179.79             17,419.27              17,786.17               17,967.47
Jul-97        20,823.71             17,701.08              18,324.66               18,544.34
Aug-97        19,710.85             16,379.08              16,986.46               17,207.30
Sep-97        21,012.33             17,296.62              18,101.61               18,311.63
Oct-97        19,559.96             15,967.12              16,770.55               16,921.64
Nov-97        18,918.65             15,804.35              16,654.51               16,779.65
Dec-97        19,067.08             15,942.20              16,832.16               16,911.08
Jan-98        19,067.08             16,671.29              17,244.93               17,320.11
Feb-98        20,316.40             17,741.02              18,377.27               18,419.63
Mar-98        21,575.64             18,287.29              19,310.34               19,419.96
Apr-98        22,081.32             18,432.04              19,591.88               19,718.42
May-98        21,754.12             18,342.58              19,636.69               19,757.62
Jun-98        21,268.27             18,481.44              19,535.68               19,584.86
Jul-98        21,164.59             18,668.81              19,795.90               19,885.32
Aug-98        17,582.42             16,355.95              17,039.27               17,024.78
Sep-98        16,966.57             15,854.50              16,462.75               16,494.88
Oct-98        18,536.98             17,507.19              17,664.26               17,707.76
Nov-98        19,070.71             18,404.11              18,542.17               18,594.73
Dec-98        19,819.99             19,130.14              19,107.33               19,052.31
Jan-99        20,097.12             19,073.65              19,245.96               19,167.89
Feb-99        19,378.64             18,619.08              18,721.89               18,674.81
Mar-99        19,799.46             19,396.27              19,302.88               19,296.38
Apr-99        20,866.93             20,182.18              20,159.95               20,195.76
May-99        20,312.67             19,142.83              19,331.80               19,445.30
Jun-99        21,103.01             19,889.15              20,270.50               20,367.45
Jul-99        21,858.97             20,480.33              20,773.27               20,822.31
Aug-99        22,088.40             20,555.12              20,962.95               20,986.80
Sep-99        22,088.40             20,762.02              21,037.12               21,054.20
Oct-99        22,276.12             21,539.67              21,853.82               21,788.98
Nov-99        23,548.45             22,288.06              23,507.19               23,387.08
Dec-99        25,497.74             24,288.45              26,360.33               26,260.51
Jan-00        24,497.41             22,745.20              24,844.51               24,723.39
Feb-00        25,476.00             23,357.50              26,429.77               26,354.84
Mar-00        26,139.27             24,262.92              26,537.14               26,422.76
Apr-00        24,867.10             22,986.13              24,837.17               24,746.75
May-00        24,225.58             22,424.72              24,048.83               24,066.78
Jun-00        25,421.63             23,301.71              25,115.50               25,181.04
Jul-00        24,560.34             22,324.80              24,256.59               24,364.85
Aug-00        24,938.19             22,518.58              24,631.78               24,776.61
Sep-00        23,644.34             21,422.11              23,220.40               23,333.17
Oct-00        22,671.09             20,916.08              22,388.93               22,540.82
Nov-00        21,743.63             20,131.72              21,479.52               21,589.26
Dec-00        22,739.79             20,847.27              22,290.67               22,395.41
Jan-01        23,117.64             20,836.52              22,345.50               22,527.31
Feb-01        21,480.28             19,274.46              20,694.74               20,946.62
Mar-01        19,934.52             17,989.60              19,157.28               19,473.92
Apr-01        21,468.83             19,239.73              20,396.70               20,658.35
May-01        20,873.43             18,560.69              19,838.86               20,157.92
Jun-01        20,129.18             17,801.64              19,149.98               19,588.59
Jul-01        20,003.23             17,477.75              18,676.79               19,079.40
Aug-01        19,831.47             17,034.83              18,224.60               18,696.81
Sep-01        17,759.02             15,309.43              16,306.51               16,659.69
Oct-01        18,228.47             15,701.54              16,729.41               17,110.91
Nov-01        18,949.82             16,280.34              17,369.73               17,749.80
Dec-01        19,425.29             16,377.06              17,622.72               18,066.39
Jan-02        18,753.86             15,506.87              16,863.11               17,337.20
Feb-02        19,101.15             15,615.64              16,997.37               17,580.21
Mar-02        20,143.03             16,536.16              17,875.57               18,510.15
Apr-02        20,212.49             16,569.41              17,965.65               18,640.01
May-02        20,409.29             16,779.36              18,171.23               18,906.51

                 DATA FROM 5/31/92 THROUGH 5/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

                 o The Morgan Stanley Capital International (MSCI)-EAFE
                   Index, an unmanaged index that reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

                 o The Lipper International Funds Average, an average
                   performance level of all international funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper International Funds Index, which tracks the
                   total return performance of the 30 largest funds within the Lipper International Funds category.

4

M A N A G E R S
===============-----------------------------------------------------------------
                COMMENTARY on the Fund

[PHOTO] From left to right: Albert C. Sebastian, CFA, and Kevin P. Moore.
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 ALBERT SEBASTIAN: The USAA International Fund had a total return of -2.22% for the year ended May 31, 2002, compared to a total return of -9.64% for the Lipper International Funds average and -9.60% for the Morgan Stanley Capital
                 International Europe, Australia and Far East (MSCI-EAFE) Index.

WHAT FACTORS CONTRIBUTED TO THE STRONG PERFORMANCE RELATIVE TO OTHER INTERNATIONAL FUNDS?

                 ALBERT SEBASTIAN: The biggest factor was good individual stock selection in Europe, particularly within the energy and consumer staples sectors. We were also helped by underweighting the Fund in telecommunications stocks and by avoiding wireless telecommunications companies, which performed poorly.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE AND MSCI-EAFE INDEX DEFINITIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Europe as a region performed roughly in line with the larger MSCI-EAFE Index. Therefore, our overweight position in Europe only helped relative performance because we picked the right stocks. Another positive driver of performance was our exposure to Canada, where the largest holding in the Fund, Canadian National Railway, was the largest single contributor to performance. We were underweight in Japan for most of the period, given our concerns about the government's failure to address the problems in the banking system, which led us to avoid banks and insurance companies.

WHAT ABOUT EMERGING MARKETS?

                 KEVIN MOORE: Our exposure to emerging markets helped overall performance. Not only did we have good stock selection, but we increased the Fund's emerging markets exposure in December, which proved to be a good move, because these markets subsequently did quite well.

                 In the aftermath of September 11, 2001, we positioned the Fund based on our view that emerging markets were oversold and that three fundamental factors would drive performance: 1) the considerable reduction in interest rates, particularly in the Pacific region; 2) the restructuring of the Russian oil industry, and; 3) a belief that the global economy had bottomed. The biggest boosts to performance came from our overweight position in the Pacific, particularly in Korea, as well as a very large overweight position in Russian oil companies.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-19.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

HOW HAS THE FALL IN THE VALUE OF THE U.S. DOLLAR AFFECTED THE FUND?

                 ALBERT SEBASTIAN: All other things being equal, a weaker dollar helps non-dollar-denominated stocks. It's very possible that the dollar will continue to weaken and, if it does, that could be a net positive for overseas stocks. However, our job is to find great companies within international markets and to understand how changing currency values may affect individual company performance.

WHAT'S YOUR OUTLOOK?

                 KEVIN MOORE: The underlying themes that have driven recent emerging market performance are still in place. We consistently look to take advantage of restructuring and are seeing opportunities today in Turkey, Brazil, and Indonesia.

                 ALBERT SEBASTIAN: We continue to view Europe and Canada favorably as their economies should recover in line with the United States. We are less positive about Japan because of the high level of debt in the banking system that has not been adequately disclosed. However, we do find some attractive opportunities in Japan on a stock-by-stock basis. The key to international stock performance in the short term will be a resumption of global economic growth and an improving earnings outlook.

                 We thank you, the Fund's shareholders, for your continued confidence in us.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

-----------------------------------------
           TOP 10 INDUSTRIES
           (% of Net Assets)
-----------------------------------------
Banks                               12.5%

Pharmaceuticals                      8.0%

Integrated Oil & Gas                 7.6%

Diversified Financial Services       6.9%

Integrated Telecommunication Svcs.   5.5%

Railroads                            4.6%

Specialty Chemicals                  4.4%

Consumer Electronics                 3.1%

Tobacco                              3.0%

Life & Health Insurance              2.5%
----------------------------------------

-----------------------------------------
        TOP 10 EQUITY HOLDINGS
           (% of Net Assets)
-----------------------------------------
Canadian National Railway Co.        3.3%

Nordea AB                            2.7%

Reckitt Benckiser plc                2.2%

Akzo Nobel N.V.                      2.0%

ENI S.p.A. ADR                       2.0%

Koninklijke Philips Electronics N.V. 2.0%

Royal Bank Scotland Group plc        2.0%

Total Fina S.A. ADR                  2.0%

Takeda Chemical Industries Ltd.      1.8%

Nokia Corp. ADR                      1.7%
----------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-19.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

              ASSET ALLOCATION
                  5/31/02

                   [CHART]

United Kingdom                              16.0%
Japan                                       11.6%
Canada                                      10.4%
Netherlands                                  9.6%
France                                       7.7%
Sweden                                       6.3%
Germany                                      4.7%
Italy                                        4.7%
Spain                                        3.7%
Switzerland                                  3.5%
Finland                                      3.4%
Other*                                      17.6%

*Includes countries with less than 3% of the portfolio and money market instruments.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-19.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA INTERNATIONAL FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.

                 The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. Per share foreign gross income earned and foreign taxes paid during the fiscal year by the Fund are $.18 and $.03, respectively.


                 Ordinary income *                                   $.1803


                 * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY,
                   WHICH ARE TAXABLE AS ORDINARY INCOME.

10

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
KPMG
THE SHAREHOLDERS AND BOARD OF TRUSTEES

                 USAA INTERNATIONAL FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA International Fund, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 11 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA International Fund as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP


                 San Antonio, Texas
                 July 5, 2002

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USAA INTERNATIONAL FUND
May 31, 2002

                                                                                                      MARKET
      NUMBER                                                                                           VALUE
   OF SHARES    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
                STOCKS (97.1%)

                INTERNATIONAL STOCKS (96.8%)

                AUSTRIA (1.2%)
      43,400    Boehler Uddeholm AG                                                                 $  2,014
      17,000    VA Technologie AG                                                                        532
      63,759    Vienna Airport (Flughafen Wien AG)                                                     2,108
                                                                                                    --------
                                                                                                       4,654
                                                                                                    --------
                BRAZIL (0.8%)
      10,700    Aracruz Celulose S.A. ADR (Preferred)                                                    236
      17,200    Brasil Telecom Participacoes S.A. ADR (Preferred)                                        589
       9,400    Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR
                  (Preferred)                                                                            197
      11,400    Companhia de Bebidas das Americas ADR (Preferred)                                        216
      15,700    Companhia de Concessoes Rodoviarias *                                                    100
      28,900    Companhia Paranaense de Energia-Copel ADR (Preferred)                                    163
      15,000    Companhia Vale do Rio Doce (Preferred) "A"                                               443
       6,966    Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred)                           164
      16,900    Petroleo Brasileiro S.A. (Preferred)                                                     366
  20,500,000    Telemar Norte Leste S.A. (Preferred) "A"                                                 439
      83,100    Usiminas Siderurgicas de Minas Gerais S.A. (Local) (Preferred) "A"                       252
                                                                                                    --------
                                                                                                       3,165
                                                                                                    --------
                CANADA (10.4%)
      62,800    Bank of Montreal                                                                       1,555
      32,300    BCE, Inc.                                                                                599
     135,200    Canadian Imperial Bank of Commerce                                                     4,526
     255,400    Canadian National Railway Co.                                                         12,681
      17,500    Canadian Pacific Railway Ltd.                                                            398
      49,000    Celestica, Inc. *                                                                      1,447
      81,300    Manulife Financial Corp.                                                               2,420
     147,400    Nexen, Inc.                                                                            3,774
     123,500    Sun Life Financial Services                                                            2,854
     347,200    Suncor Energy, Inc.                                                                    6,048
      40,500    Talisman Energy, Inc.                                                                  1,801
      59,800    Toronto-Dominion Bank                                                                  1,517
                                                                                                    --------
                                                                                                      39,620
                                                                                                    --------
                CHINA (0.1%)
      19,000    AsiaInfo Holdings, Inc. *                                                                236
                                                                                                    --------

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May 31, 2002

                                                                                                      MARKET
      NUMBER                                                                                           VALUE
   OF SHARES    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
                DENMARK (0.6%)
      89,100    TDC A/S                                                                             $  2,329
                                                                                                    --------
                FINLAND (3.4%)
     175,179    Metso OYJ                                                                              2,454
     475,680    Nokia Corp. ADR                                                                        6,602
     123,450    Perlos Corp.                                                                             819
     373,500    Sampo OYJ "A"                                                                          2,965
                                                                                                    --------
                                                                                                      12,840
                                                                                                    --------
                FRANCE (7.7%)
       9,200    Accor S.A.                                                                               375
      88,122    Aventis S.A.                                                                           6,132
     112,886    CNP Assurances                                                                         4,449
      17,535    Eramet Group                                                                             630
     176,000    Gemplus International S.A. *                                                             247
      79,169    Renault S.A.                                                                           3,904
      31,500    Rhodia S.A.                                                                              294
      48,938    Technip-Coflexip S.A.                                                                  5,919
      99,133    Total Fina S.A. ADR                                                                    7,700
                                                                                                    --------
                                                                                                      29,650
                                                                                                    --------
                GERMANY (4.7%)
      56,000    Bayerische Hypo Vereinsbank AG                                                         1,942
     101,900    Continental AG *                                                                       1,859
     115,760    E. On AG                                                                               6,031
      20,000    Epcos AG *                                                                               780
      71,500    Infineon Technologies AG *                                                             1,247
      81,100    Merck KGaA                                                                             2,294
      30,610    SAP AG                                                                                 3,195
      24,000    SAP AG ADR                                                                               619
                                                                                                    --------
                                                                                                      17,967
                                                                                                    --------
                HONG KONG (0.6%)
     122,800    China Mobile Ltd. *                                                                      388
     259,000    China Resources Enterprise Ltd.                                                          302
     221,000    CITIC Pacific Ltd.                                                                       500
     376,000    Giordano International Ltd.                                                              223
     105,600    Global Bio-chem Technology Group Co. Ltd.                                                 40
      94,000    Hong Kong Electric Holdings Ltd.                                                         364
      24,600    HSBC Holdings plc                                                                        299
      17,000    Hutchison Whampoa Ltd.                                                                   142
      34,400    Swire Pacific Ltd. "A"                                                                   189
                                                                                                    --------
                                                                                                       2,447
                                                                                                    --------

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                  (continued)

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May 31, 2002

                                                                                                      MARKET
      NUMBER                                                                                           VALUE
   OF SHARES    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
                HUNGARY (0.1%)
       9,600    MOL Magyar Olaj-es Gazipari Rt.                                                     $    188
      19,500    OTP Bank Rt.                                                                             169
                                                                                                    --------
                                                                                                         357
                                                                                                    --------
                INDIA (0.2%)
      17,900    Dr. Reddy's Laboratories Ltd. ADR                                                        353
      29,800    HDFC Bank Ltd. ADR                                                                       444
                                                                                                    --------
                                                                                                         797
                                                                                                    --------
                INDONESIA (0.3%)
   1,004,000    PT Bank Central Asia Tbk                                                                 320
     802,200    PT Hanjaya Mandala Sampoerna Tbk                                                         422
     801,900    PT Telekomunikasi Tbk                                                                    376
                                                                                                    --------
                                                                                                       1,118
                                                                                                    --------
                ISRAEL (0.1%)
       5,400    Teva Pharmaceutical Industries Ltd. ADR                                                  362
                                                                                                    --------

                ITALY (4.7%)
      50,000    ENI S.p.A.                                                                               761
     100,300    ENI S.p.A. ADR                                                                         7,643
     478,500    Italgas S.p.A.                                                                         4,822
     123,100    Snam Rete Gas S.p.A.                                                                     353
     848,000    Telecom Italia S.p.A. Savings                                                          4,523
                                                                                                    --------
                                                                                                      18,102
                                                                                                    --------
                JAPAN (11.6%)
      81,000    Daibiru Corp.                                                                            496
     210,000    Fujitsu Ltd.                                                                           1,540
      72,000    Ito-Yokado Co. Ltd.                                                                    3,828
      25,100    Meitec Corp.                                                                             839
     236,000    Mitsui Fudosan Co. Ltd.                                                                2,196
      21,400    Murata Manufacturing Co. Ltd.                                                          1,484
     226,000    Nikko Cordial Corp.                                                                    1,358
         960    Nippon Telegraph & Telephone Corp. (NTT)                                               4,385
         925    NTT Docomo, Inc.                                                                       2,504
      60,300    Paris Miki, Inc.                                                                       1,295
      54,450    Sanix, Inc.                                                                            1,549
      64,500    Shin-Etsu Chemical Co. Ltd.                                                            2,598
      71,300    Sony Corp.                                                                             4,136
     395,000    Sumitomo Corp.                                                                         2,613
     109,500    Sumitomo Electric Industries Ltd.                                                        865

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                  (continued)

USAA INTERNATIONAL FUND
May 31, 2002

                                                                                                      MARKET
      NUMBER                                                                                           VALUE
   OF SHARES    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
      94,000    Suzuki Motor Corp.                                                                  $  1,180
     154,000    Takeda Chemical Industries Ltd.                                                        6,936
       1,030    West Japan Railway Co.                                                                 4,630
                                                                                                    --------
                                                                                                      44,432
                                                                                                    --------
                KOREA (1.9%)
      48,600    Chohung Bank *                                                                           244
      15,100    Daishin Securities Co.                                                                   281
      15,000    Hana Bank                                                                                225
       4,900    Hanil Cement Co. Ltd.                                                                    174
      20,800    Honam Petrochemical Corp.                                                                374
      12,100    Kookmin Bank                                                                             625
      21,400    Korea Electric Power Corp.                                                               444
      20,100    KT Corp. ADR                                                                             476
       6,400    KT Freetel *                                                                             220
       5,600    POSCO                                                                                    643
       7,100    Samsung Electro Mechanics Co. Ltd.                                                       418
       4,400    Samsung Electronics Co. Ltd.                                                           1,239
       4,000    Samsung Fire & Marine Insurance Co. Ltd.                                                 244
     117,000    Samsung Heavy Industries Co. Ltd. *                                                      416
       5,200    Samsung SDI Co. Ltd.                                                                     410
       2,100    Shinsegae Co. Ltd.                                                                       310
      17,900    SK Telecom Co. Ltd. ADR                                                                  444
                                                                                                    --------
                                                                                                       7,187
                                                                                                    --------
                MALAYSIA (0.5%)
      73,600    Genting Bhd                                                                              290
     237,000    IJM Corp. Bhd                                                                            337
     159,000    Perusahaan Otomobil Nasional Bhd                                                         448
     359,000    Public Bank Bhd (Local)                                                                  291
     188,000    Resorts World Bhd                                                                        509
                                                                                                    --------
                                                                                                       1,875
                                                                                                    --------
                MEXICO (0.7%)
     113,100    Alfa S.A. "A"  *                                                                         216
      21,900    America Movil S.A. de C.V. ADR "L"                                                       383
       6,500    Cemex S.A. de C.V. ADR                                                                   195
       6,100    Fomento Economico Mexicano S.A. de C.V. ADR                                              258
     208,800    Grupo Financiero Banorte S.A. de C.V. "O" *                                              534
     368,600    Grupo Financiero BBVA Bancomer S.A. de C.V. "O" *                                        319
     106,800    Grupo Modelo S.A. de C.V. "C"                                                            267
       3,500    Grupo Televisa S.A. de C.V. ADR *                                                        147
      10,800    Telefonos de Mexico S.A. de C.V. ADR "L"                                                 376
                                                                                                    --------
                                                                                                       2,695
                                                                                                    --------

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                  (continued)

USAA INTERNATIONAL FUND
May 31, 2002

                                                                                                      MARKET
      NUMBER                                                                                           VALUE
   OF SHARES    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
                NETHERLANDS (9.6%)
     166,400    Akzo Nobel N.V.                                                                     $  7,499
     123,100    Fortis NL N.V.                                                                         2,782
      56,800    Gucci Group N.V.                                                                       5,626
     246,204    ING Groep N.V.                                                                         6,510
      19,500    Koninklijke Ahold N.V.                                                                   418
     176,681    Koninklijke KPN N.V. *                                                                   776
     252,271    Koninklijke Philips Electronics N.V.                                                   7,719
      56,400    Oce-van der Grinten N.V.                                                                 674
     218,500    Versatel Telecom International N.V. *                                                     71
      65,000    VNU N.V.                                                                               2,016
     134,100    Vopak Kon N.V.                                                                         2,518
                                                                                                    --------
                                                                                                      36,609
                                                                                                    --------
                NORWAY (1.8%)
     363,200    DNB Holdings ASA                                                                       1,884
     259,696    Statoil ASA                                                                            2,239
     455,100    Storebrand ASA *                                                                       2,958
                                                                                                    --------
                                                                                                       7,081
                                                                                                    --------
                PORTUGAL (2.7%)
     831,111    Banco Comercial Portugues S.A.                                                         2,833
     622,000    Brisa-Auto Estrada de Portugal S.A.                                                    3,381
     318,432    Portugal Telecom S.A. ADR                                                              2,309
     284,786    Vodafone Telecel-Comunicacoes Pessoais S.A. *                                          1,851
                                                                                                    --------
                                                                                                      10,374
                                                                                                    --------
                RUSSIA (0.7%)
       7,700    LUKoil Holdings ADR                                                                      537
       3,800    Mobile TeleSystems ADR                                                                   122
       5,000    Norilsk Nickel *                                                                         116
      10,200    OAO Gazprom ADR                                                                          176
     109,950    Sibneft *                                                                                203
      17,100    Surgutneftegaz ADR                                                                       366
   1,724,900    Unified Energy Systems *                                                                 233
      73,680    YUKOS Oil Co.                                                                            759
                                                                                                    --------
                                                                                                       2,512
                                                                                                    --------
                SINGAPORE (0.4%)
      96,000    City Developments Ltd.                                                                   317
     317,200    SembCorp Industries Ltd.                                                                 252

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                  (continued)

USAA INTERNATIONAL FUND
May 31, 2002

                                                                                                      MARKET
      NUMBER                                                                                           VALUE
   OF SHARES    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
     153,000    SembCorp Logistics Ltd.                                                             $    180
      46,000    United Overseas Bank Ltd.                                                                378
      29,000    Venture Corp. Ltd.                                                                       263
     416,000    Want Want Holdings Ltd.                                                                  333
                                                                                                    --------
                                                                                                       1,723
                                                                                                    --------
                SOUTH AFRICA (0.8%)
      46,100    ABSA Group Ltd.                                                                          151
       7,200    Anglo American Platinum Corp.                                                            350
      24,100    Anglo American plc                                                                       443
      22,400    Gold Fields Ltd. ADR                                                                     312
      11,900    Harmony Gold Mining Co. Ltd.                                                             187
       7,600    Impala Platinum Holdings Ltd.                                                            497
      16,100    Sappi Ltd.                                                                               234
      34,100    SASOL Ltd.                                                                               379
      16,400    South African Breweries plc                                                              139
      70,000    Standard Bank Investment Corp. Ltd.                                                      243
                                                                                                    --------
                                                                                                       2,935
                                                                                                    --------
                SPAIN (3.7%)
     238,170    Altadis S.A.                                                                           5,121
     378,000    Banco Bilbao Vizcaya Argentaria S.A.                                                   4,558
     139,350    Repsol YPF S.A.                                                                        1,637
      91,368    Telefonica de Espana S.A. ADR *                                                        2,869
                                                                                                    --------
                                                                                                      14,185
                                                                                                    --------
                SWEDEN (6.3%)
     254,980    Autoliv, Inc. GDR                                                                      5,952
   1,809,701    Nordea AB                                                                             10,399
     162,880    Skandinaviska Enskilda Banken "A"                                                      1,621
     764,215    Swedish Match AB                                                                       6,078
                                                                                                    --------
                                                                                                      24,050
                                                                                                    --------
                SWITZERLAND (3.5%)
     128,160    Novartis AG                                                                            5,497
       6,117    Sulzer AG *                                                                            1,384
     101,452    Syngenta AG                                                                            6,402
                                                                                                    --------
                                                                                                      13,283
                                                                                                    --------
                TAIWAN (1.3%)
      58,000    Accton Technology Corp. *                                                                117
     353,000    Advanced Semiconductor Engineering, Inc. *                                               288
     137,000    Benq Corp.                                                                               292
     452,000    Chinatrust Financial Holding Co. Ltd. *                                                  419

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                  (continued)

USAA INTERNATIONAL FUND
May 31, 2002

                                                                                                      MARKET
      NUMBER                                                                                           VALUE
   OF SHARES    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
     210,000    Formosa Chemicals & Fibre Corp.                                                     $    205
     247,000    Fubon Financial Holding Co. Ltd. *                                                       254
      68,700    Hon Hai Precision Industry Co. Ltd.                                                      313
     412,000    Nan Ya Plastic Corp.                                                                     394
     421,000    Pou Chen Corp. *                                                                         384
     727,324    SinoPac Holdings Co. *                                                                   340
     292,292    Taiwan Semiconductor Manufacturing Co. *                                                 735
     164,000    Unimicron Technology Corp.                                                               177
     553,000    United Microelectronics Corp. *                                                          737
     273,000    Winbond Electronics Corp. *                                                              153
                                                                                                    --------
                                                                                                       4,808
                                                                                                    --------
                THAILAND (0.3%)
     249,000    Bangkok Bank Public Co. Ltd. (Foreign) *                                                 435
     523,000    Bangkok Expressway Public Co. Ltd.                                                       230
     118,100    Land & Houses Public Co. Ltd. *                                                          252
      72,100    PTT Exploration & Production Public Co. Ltd.                                             218
                                                                                                    --------
                                                                                                       1,135
                                                                                                    --------
                TURKEY (0.1%)
  21,120,000    Arcelik A.S.                                                                             128
   1,900,000    Enka Holding Yatrim A.S.                                                                 124
  47,988,000    Hurriyet Gazetecilik ve Matbaacilik A.S. *                                               134
  40,971,985    Trakya Cam Sanayii A.S.                                                                  108
  22,000,000    Turkiye Is Bankasi "C" *                                                                  95
                                                                                                    --------
                                                                                                         589
                                                                                                    --------
                UNITED KINGDOM (16.0%)
      87,500    AstraZeneca Group plc                                                                  3,847
     962,100    BHP Billiton plc                                                                       5,488
      57,200    BOC Group plc                                                                            892
     240,500    Cable & Wireless plc                                                                     739
     648,900    Cadbury Schweppes plc                                                                  4,745
     248,132    Celltech Group plc *                                                                   2,499
     383,100    CGNU plc                                                                               3,580
   1,498,000    Cookson Group plc                                                                      1,851
     629,400    Corporate Services Group plc *                                                           354
      67,200    GlaxoSmithkline plc ADR                                                                2,738
     395,000    HBOS plc                                                                               4,777
     745,000    Old Mutual plc                                                                         1,177
     472,500    Reckitt Benckiser plc                                                                  8,375
     369,033    Reuters Group plc                                                                      2,518
     268,860    Royal Bank Scotland Group plc                                                          7,825

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                  of INVESTMENTS
                  (continued)

USAA INTERNATIONAL FUND
May 31, 2002

                                                                                                      MARKET
      NUMBER                                                                                           VALUE
   OF SHARES    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
     255,000    Safeway plc                                                                         $  1,137
     846,790    Tomkins plc                                                                            3,238
      55,000    Vodafone Group plc ADR                                                                   821
     446,058    WPP Group plc                                                                          4,645
                                                                                                    --------
                                                                                                      61,246
                                                                                                    --------
                Total international stocks (cost: $305,324)                                          370,363
                                                                                                    --------

                DOMESTIC STOCKS (0.3%)

     149,693    Solectron Corp. * (cost: $2,168)                                                       1,210
                                                                                                    --------
                Total stocks (cost: $307,492)                                                        371,573
                                                                                                    --------

   PRINCIPAL                                                                                          MARKET
      AMOUNT                                                                                           VALUE
       (000)    SECURITY                                                                               (000)
------------------------------------------------------------------------------------------------------------
                MONEY MARKET INSTRUMENTS (2.1%)

      $7,926    General Electric Capital Corp. Commercial Paper, 1.82%, 06/03/2002
                (cost: $7,925)                                                                         7,925
                                                                                                    --------

                TOTAL INVESTMENTS (COST: $315,417)                                                  $379,498
                                                                                                    ========

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                  (continued)

USAA INTERNATIONAL FUND
May 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Banks                                                    12.5%
Pharmaceuticals                                           8.0
Integrated Oil & Gas                                      7.6
Diversified Financial Services                            6.9
Integrated Telecommunication Services                     5.5
Railroads                                                 4.6
Specialty Chemicals                                       4.4
Consumer Electronics                                      3.1
Tobacco                                                   3.0
Life & Health Insurance                                   2.5
Household Products                                        2.2
Telecommunication Equipment                               2.2
Auto Parts & Equipment                                    2.0
Wireless Telecommunication Services                       1.8
Diversified Metals & Mining                               1.7
Multi-Utilities & Unregulated Power                       1.6
Apparel, Accessories & Luxury Goods                       1.5
Oil & Gas Equipment & Services                            1.5
Oil & Gas Exploration & Production                        1.5
Automobile Manufacturers                                  1.4
Electrical Components & Equipment                         1.4
Gas Utilities                                             1.3
Industrial Conglomerates                                  1.3
Multi-Line Insurance                                      1.3
Soft Drinks                                               1.3
Advertising                                               1.2
Publishing                                                1.2
Construction & Engineering                                1.1
Industrial Machinery                                      1.1
Application Software                                      1.0
General Merchandise Stores                                1.0
Semiconductors                                            1.0
Other                                                     9.5
                                                        -----
Total                                                   99.2%
                                                        =====

20

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          to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
May 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market value of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets.

                 ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

                 GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 * Non-income-producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================--------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA INTERNATIONAL FUND
May 31, 2002

ASSETS

       Investments in securities, at market value* (identified cost of $315,417)     $379,498
       Cash                                                                                37
       Cash denominated in foreign currencies (identified cost of $1,755)               1,793
       Collateral for securities loaned, at market value                               19,579
       Receivables:
        Capital shares sold                                                               114
        Dividends and interest                                                          1,613
        Securities sold                                                                 1,828
        Other                                                                              23
       Unrealized appreciation on foreign currency contracts held, at value                 3
                                                                                     --------
           Total assets                                                               404,488
                                                                                     --------
LIABILITIES

       Payable upon return of securities loaned                                        19,579
       Securities purchased                                                             1,771
       Unrealized depreciation on foreign currency contracts held, at value                11
       Capital shares redeemed                                                            258
       USAA Investment Management Company                                                 244
       USAA Transfer Agency Company                                                        63
       Accounts payable and accrued expenses                                              103
                                                                                     --------
           Total liabilities                                                           22,029
                                                                                     --------
               Net assets applicable to capital shares outstanding                   $382,459
                                                                                     ========

REPRESENTED BY:

       Paid-in capital                                                               $333,221
       Accumulated undistributed net investment income                                  2,568
       Accumulated net realized loss on investments                                   (17,467)
       Net unrealized appreciation of investments                                      64,081
       Net unrealized appreciation on foreign currency translations                        56
                                                                                     --------
               Net assets applicable to capital shares outstanding                   $382,459
                                                                                     ========
       Capital shares outstanding, unlimited number of shares authorized,
        no par value                                                                   21,689
                                                                                     ========
       Net asset value, redemption price, and offering price per share               $  17.63
                                                                                     ========
       *Including securities on loan of:                                             $ 18,556
                                                                                     ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA INTERNATIONAL FUND
Year ended May 31,2002

NET INVESTMENT INCOME

  Income:
    Dividends (net of foreign taxes withheld of $1,088)                     $   7,587
    Interest                                                                      216
    Fees from securities loaned                                                    67
                                                                            ---------
      Total income                                                              7,870
                                                                            ---------
  Expenses:
    Management fees                                                             2,806
    Administrative and servicing fees                                             461
    Transfer agent's fees                                                         891
    Custodian's fees                                                              360
    Postage                                                                       136
    Shareholder reporting fees                                                    127
    Trustees' fees                                                                  5
    Registration fees                                                              51
    Professional fees                                                              64
    Other                                                                          34
                                                                            ---------
      Total expenses                                                            4,935
    Expenses paid indirectly                                                       (2)
                                                                            ---------
      Net expenses                                                              4,933
                                                                            ---------
         Net investment income                                                  2,937
                                                                            ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized loss on:
    Investments                                                                (3,946)
    Foreign currency transactions                                                (181)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                (9,372)
    Foreign currency translations                                                 147
                                                                            ---------
         Net realized and unrealized loss                                     (13,352)
                                                                            ---------
Decrease in net assets resulting from operations                            $ (10,415)
                                                                            =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA INTERNATIONAL FUND
Years ended May 31,

FROM OPERATIONS                                                   2002             2001
                                                            ---------------------------
  Net investment income                                     $    2,937        $   4,128
  Net realized loss on investments                              (3,946)          (7,466)
  Net realized loss on foreign currency transactions              (181)            (380)
  Change in net unrealized appreciation/depreciation of:
       Investments                                              (9,372)         (67,540)
       Foreign currency translations                               147              (62)
                                                            ---------------------------
       Decrease in net assets resulting from operations        (10,415)         (71,320)
                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (3,952)          (2,703)
                                                            ---------------------------
   Net realized gains                                                 -         (26,625)
                                                            ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   139,341          312,384
   Reinvested dividends                                          3,716           27,945
   Cost of shares redeemed                                    (165,467)        (353,750)
                                                            ---------------------------
       Decrease in net assets from capital
         share transactions                                    (22,410)         (13,421)
                                                            ---------------------------
   Net decrease in net assets                                  (36,777)        (114,069)

NET ASSETS

   Beginning of period                                         419,236          533,305
                                                            ---------------------------
   End of period                                            $  382,459        $ 419,236
                                                            ===========================
Accumulated undistributed net investment income:
   End of period                                            $    2,568        $   2,495
                                                            ===========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                   8,241           15,543
   Shares issued for dividends reinvested                          227            1,233
   Shares redeemed                                              (9,778)         (17,707)
                                                            ---------------------------
       Decrease in shares outstanding                           (1,310)            (931)
                                                            ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA INTERNATIONAL FUND
May 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA International Fund (the Fund). The Fund's primary investment objective is capital appreciation with current income as a secondary objective.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase accumulated undistributed net investment income by $1,088,000, increase accumulated net realized loss on investments by $819,000, and decrease paid-in capital by $269,000.

               Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and unrealized gains on investments in passive foreign investment companies; and the tax deferral of losses on "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:

                                                 2002             2001
               -----------------------------------------------------------------
               Ordinary income                $3,952,000     $  8,214,000
               Long-term capital gains            -            21,114,000

26

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

               As of May 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

               Undistributed ordinary income                     $  2,667,000
               Accumulated net realized loss on investments       (16,764,000)
               Unrealized appreciation                             63,433,000

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Because the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

               2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

               Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                                                                              27
N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

               Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements reduced expenses by $2,000.

            F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

28

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $16,764,000, which, if not offset by subsequent capital gains, will expire between 2010 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2002, were $130,668,000 and $159,505,000, respectively.

         The cost of securities at May 31, 2002, for federal income tax purposes, was $316,120,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2002, for federal income tax purposes, were $108,104,000 and $44,726,000, respectively.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2002, the terms of open foreign currency contracts were as follows (in thousands):

         FOREIGN CURRENCY CONTRACTS TO BUY:

---------------------------------------------------------------------------------------------------------
                                      U.S. DOLLAR
 EXCHANGE        CONTRACTS TO         VALUE AS OF         IN EXCHANGE        UNREALIZED       UNREALIZED
   DATE            RECEIVE              05/31/02        FOR U.S. DOLLAR     APPRECIATION     DEPRECIATION
---------------------------------------------------------------------------------------------------------
  06/04/02            365                 $145               $146                $-              $(1)
                 Brazilian Real
  06/04/02            114                  106                106                 -                -
                 Euro Currency
  06/04/02           25,693                207                209                 -               (2)
                  Japanese Yen
  06/05/02            153                  100                100                 -                -
                Canadian Dollar
  06/05/02            308                  288                287                 1                -
                 Euro Currency
---------------------------------------------------------------------------------------------------------
                                          $846               $848                $1              $(3)
---------------------------------------------------------------------------------------------------------

30

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

         FOREIGN CURRENCY CONTRACTS TO SELL:

-------------------------------------------------------------------------------------------------------
                                     U.S. DOLLAR
EXCHANGE         CONTRACTS TO        VALUE AS OF       IN EXCHANGE         UNREALIZED       UNREALIZED
  DATE             DELIVER            05/31/02       FOR U.S. DOLLAR      APPRECIATION     DEPRECIATION
-------------------------------------------------------------------------------------------------------
  06/04/02          18,938             $  153           $  154                $1              $ -
                 Japanese Yen
  06/05/02           193                  126              126                 -                -
               Canadian Dollar
  06/05/02          7,166                  58               58                 -                -
                 Japanese Yen
  06/06/02           176                  258              259                 1                -
               Pound Sterling
  06/07/02          5,632                 576              568                 -               (8)
              South African Rand
------------------------------------------------------------------------------------------------------
                                       $1,171           $1,165                $2              $(8)
------------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2002, the Fund loaned securities having a fair value of approximately $18,556,000 and held collateral of $19,579,000 for the loans.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper International Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

32

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------
+/-1.00% to 4.00%                +/-0.04%
+/-4.01% to 7.00%                +/-0.05%
+/-7.01% and greater             +/-0.06%

         (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $26.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         Effective for the fiscal year ending May 31, 2003, based on the recommendation of the Trust's Audit Committee, the Trust's Board

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

         of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on July 11, 1988. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

(10) SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

         On June 26, 2002, the Trust's Board of Trustees (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved both a new interim investment advisory agreement with the Manager (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between the Manager and MFS Investment Management (MFS). These interim agreements took effect on June 28, 2002.

         Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by MFS, rather than directly managing the Fund's assets. The Fund pays the Manager the same management fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, MFS directs the investment and reinvestment of the Fund's assets (as allocated by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

34

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERNATIONAL FUND
May 31, 2002

         The Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and the Manager and an investment subadvisory agreement (Subadvisory Agreement) between the Manager and MFS. The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002.

(11) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MAY 31,
                                              --------------------------------------------------------------------
                                                   2002            2001            2000         1999          1998
                                              --------------------------------------------------------------------
Net asset value at
  beginning of period                          $  18.23        $  22.28        $  19.79     $  21.94      $  21.03
                                              --------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .14             .16             .11          .21           .19
  Net realized and
    unrealized gain (loss)                         (.56)          (3.01)           3.70        (1.62)         2.41
                                              --------------------------------------------------------------------
Total from investment operations                   (.42)          (2.85)           3.81        (1.41)         2.60
                                              --------------------------------------------------------------------
Less distributions:
  From net investment income                       (.18)           (.11)           (.18)        (.19)         (.12)
  From capital gains                                -             (1.09)          (1.14)        (.55)        (1.57)
                                              --------------------------------------------------------------------
Total distributions                                (.18)          (1.20)          (1.32)        (.74)        (1.69)
                                              --------------------------------------------------------------------
Net asset value at end of period               $  17.63        $  18.23        $  22.28     $  19.79      $  21.94
                                              ====================================================================
Total return (%)*                                 (2.22)         (13.84)          19.26        (6.63)        13.29
Net assets at end of period (000)              $382,459        $419,236        $533,305     $499,882      $628,655
Ratio of expenses to
  average net assets (%)                           1.32(a)         1.14(a)         1.11         1.12          1.05
Ratio of net investment income to
  average net assets (%)                            .78             .84             .73          .98           .87
Portfolio turnover (%)                            35.63           32.75           39.75        37.69         42.97

* Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
           DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

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36

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========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
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                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds.
                 Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present).
                 Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                                                                              37
.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

38
.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2, 3, 4, 5, 6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO
                 (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO

40

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

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